SHARE-BASED COMPENSATION - Restricted Share Units and Employee ownership plan (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares
Weighted Average Grant Date Fair Value
Total compensation cost recognized | ¥			¥ 226,170		¥ 157,384		¥ 145,593
Restricted share units
SHARE-BASED COMPENSATION
Contractual term of options granted			10 years
Vesting period			4 years
Number of Restricted Share Units
Beginning balance			1,792,403
Granted			3,356,610
Forfeited			(383,570)
Vested			(867,116)		(837,238)		(894,988)
Ending balance		1,792,403	3,898,327		1,792,403
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares				$ 3.33
Granted (in dollars per share) | $ / shares				1.30		$ 1.26		$ 5.27
Forfeited | $ / shares				2.63
Vested | $ / shares				2.97
Ending balance | $ / shares				$ 1.73		$ 3.33
Aggregate intrinsic value of share units exercised | ¥			¥ 17,681		¥ 17,072		¥ 20,167
Total fair value of restricted share units vested | ¥			18,261		23,921		22,395
Total compensation cost recognized | ¥			15,611		¥ 22,410		¥ 25,711
Unrecognized compensation expense | ¥			¥ 36,380	$ 36,380
Weighted average period of unvested share options			6 months
Restricted share units | First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Employee ownership plan of 1 Pharmacy Technology
Number of Restricted Share Units
Beginning balance			31,571,186
Granted			3,041,555
Forfeited			(3,730,484)
Vested			(18,968,249)
Canceled			11,914,008
Ending balance		31,571,186			31,571,186
Weighted Average Grant Date Fair Value
Beginning balance | ¥ / shares			¥ 14.06
Granted (in dollars per share) | ¥ / shares			13.50		¥ 13.50		¥ 13.74
Forfeited | ¥ / shares			14.01
Vested | ¥ / shares			13.12
Canceled | ¥ / shares			¥ 13.84
Ending balance | ¥ / shares		¥ 14.06			¥ 14.06
Weighted average remaining contractual term, outstanding (in years)					2 years 25 days
Aggregate intrinsic value | ¥		¥ 427,158			¥ 427,158	$ 427,158
Total fair value of restricted share units vested | ¥			¥ 32,500
Total compensation cost recognized | ¥	¥ 152,991	¥ 0	¥ 204,353		¥ 87,218		¥ 93,649